22. INCOME TAX AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2018
Income Tax And Deferred Taxes
22. INCOME TAX AND DEFERRED TAXES
a)	The balances and concepts of deferred tax assets and liabilities are detailed as follows:

	As of December 31,	As of December 31,
	2018	2017
Description of deferred tax assets	ThCh$	ThCh$
Depreciations	284,813	201,246
Amortizations	995,428	2,833
Inventory	1,092,060	2,093,554
Provisions	7,898,743	7,467,232
Employee benefit obligations	600,915	572,681
Non-financial tax income	2,749,769	2,241,925
Tax losses	3,859,046	2,813,502
Other	1,751,672	959,137
Deferred tax assets	19,232,446	16,352,110

	As of December 31,	As of December 31,
	2018	2017
Description of deferred tax liabilities	ThCh$	ThCh$
Depreciations	23,273,026	20,563,486
Amortizations	5,947,506	4,395,158
Capitalized tax expenses	15,701,078	16,064,814
Employee benefit obligations	5,453	5,453
Revaluation of property, plant and equipment	9,480,283	9,480,283
Revaluation of assets and liabilities for business combinations	1,305,549	1,216,548
Difference of conversion non-monetary items Argentina (*)	6,537,237	5,892,985
Other	1,715,937	1,647,416
Deferred tax liabilities	63,966,069	59,266,143

(*) See Note 2.26

b)	Information on taxes regarding entries charged to net Equity

The Company has recognized entries with effect in equity, which gave rise to deferred tax detailed as follows:

	As of December 31,	As of December 31,
	2018	2017
Description of deferred tax liabilities (assets), recognized	ThCh$	ThCh$
Revaluation of land	9,480,283	9,480,283
Intangible assets	(874,655)	—
Exchange difference of non-monetary items - Argentina (*)	8,481,984	8,471,821
Employee obligations	5,453	5,453
Revaluation of marketable securities	(162,306)	(31,428)
Deferred tax liabilities, recognized, total	16,930,759	17,926,129

(*) See description in Note 27.7 to these financial statements.

c)	Changes in deferred taxes

Changes on items of “deferred taxes” of the consolidated statements of financial position for the years 2018 and 2017 are detailed as follows:

	Assets	Liabilities
Movements in deferred taxes	ThCh$	ThCh$
Balance as of December 31, 2016	15,184,840	58,124,254
Increase (decrease) in profit or loss	1,167,270	108,826
Increase (decrease) in equity	—	(19,348)
Increase (decrease) for business combination	—	1,216,548
Balance conversion adjustments (profit or loss)	—	(164,137)
Balance as of December 31, 2017	16,352,110	59,266,143
Increase (decrease) in profit or loss	2,880,336	5,105,076
Increase (decrease) in equity	—	(995,370)
Increase (decrease) for business combination	—	89,001
Balance conversion adjustments (profit or loss)	—	501,219
Balance as of December 31, 2018	19,232,446	63,966,069

d)	Detail of income tax expense.

1.	The expense (income) for income tax, differentiated between deferred taxes and income tax, for 2018, 2017 and 2016 are as follows:

	As of December 31,	As of December 31,	As of December 31,
	2018	2017	2016
Description of current and deferred tax expenses (benefit)	ThCh$	ThCh$	ThCh$
Current income tax expense
Current tax expense	9,965,392	11,705,092	16,783,597
Adjustment to prior year current tax	(881,994)	988,641	1,014,790
Other current tax expenses	85,980	241,520	81,792
Total current income tax expense, net	9,169,378	12,935,253	17,880,179
Deferred tax expense (benefit) related to the creation and reversal of temporary differences	2,224,740	(1,680,131)	(2,537,662)
Deferred tax expense (befit) related to changes in the tax rate or new rates
	—	621,687	1,464,045
Total deferred tax expense (benefit), net	2,224,740	(1,058,444)	(1,073,617)
Income tax expense (benefit)	11,394,118	11,876,809	16,806,562

2.	The composition of the expense (income) from income tax, considering the source (domestic or foreign) and the type of tax, for 2018, 2017 and 2016 are detailed as follows:

	As of December 31,	As of December 31,	As of December 31,
	2018	2017	2016
Description of tax expense (benefit) by foreign and domestic party	ThCh$	ThCh$	ThCh$
Current tax expense by foreign and domestic parties, net
Total current income tax expense, net foreign	3,442,382	2,176,477	5,061,256
Total current income tax expense, net domestic	5,726,996	10,472,755	12,818,924
Total current tax expense, net	9,169,378	12,649,232	17,880,180

Deferred tax expense by foreign and domestic parties, net
Total deferred income tax expense, net foreign	2,134,266	(3,001,421)	(843,478)
Total deferred income tax expense, net domestic	90,474	2,228,998	(230,140)
Total deferred tax expense, net	2,224,740	(772,423)	(1,073,618)
Income tax expense (benefit)	11,394,118	11,876,809	16,806,562

e)	Reconciliation of income tax expense

	From January 1	From January 1	From January 1
	to December 31, 2018	to December 31, 2017	to December 31, 2016
Reconciliation of tax expense	ThCh$	ThCh$	ThCh$
Tax expense using the legal rate (*)	16,603,772	14,400,754	15,121,423
Tax effect of rates in other jurisdictions	(2,210,638)	1,196,029	3,206,568
Tax effect of non-taxable revenue (*)	(2,926,203)	(2,305,118)	(4,120,243)
Tax effect of non-deductible expenses (*)	242,107	1,309,434	630,824
Tax effect of increase in the tax rate in Argentina and USA %	—	(2,266,914)	—
Tax effect of increase in the tax rate in Chile %	—	621,686	1,464,046
Other increases (decreases) in the legal tax charge (*)	(314,920)	(1,079,062)	503,942
Total adjustments to tax expense using the legal rate (*)	(5,209,654)	(2,523,945)	1,685,139
Tax expense using the effective rate (*)	11,394,118	11,876,809	16,806,562

(*) See Note 2.26

2.	Reconciliation of effective tax rate (%), showing changes to the current rate (27% as of December 31, 2018, 25.50% as of December 31, 2017 and 24.00% as of December 31, 2016).

	As of December 31,	As of December 31,	As of December 31,
Description	2018	2017	2016
Tax expense using the legal rate (%)	27.00%	25.50%	24.00%
Tax effect of rates in other jurisdictions (%)	(3.59%)	1.90%	5.45%
Tax effect of non-taxable revenue (%) (*)	(4.76%)	(3.62%)	(0.38%)
Tax effect of non-deductible expenses (%) (*)	0.39%	2.06%	0.55%
Tax effect of increase in the tax rate in Argentina and USA % (*)	—	(3.59%)	—
Tax effect of increase in the tax rate in Chile (%)	—	0.98%	2.49%
Other increases (decreases) in the legal tax charge (%) (*)	(0.51%	(4.59%)	(6.67%)
Total adjustments to tax expense using the legal rate (%)	(8.47%)	(6.86%)	1.44%
Tax expense using the effective rate (%) (*)	18.53%	18.64%	25.44%

(*) See Note 2.26

f)	The detail of current tax assets is as follows:

	As of December 31,	As of December 31,
	2018	2017
Description	ThCh$	ThCh$
Monthly provisional tax payments and other recoverable taxes	23,516,373	28,325,391
Income tax credits	766,847	1,734,392
Total	24,283,220	30,059,783

g)	The detail of current tax liabilities is as follows:

	As of December 31,	As of December 31,
	2018	2017
Description	ThCh$	ThCh$
Income tax	11,122,244	14,549,204
Income tax liabilities	1,417,795	4,260,475
Other	525	3,887
Total	12,540,564	18,813,566